UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-254-1000

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

EQUITY FUND                                                          (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                      Market
                                                                      Value
     Shares                                                           (000)
---------------                                                   -------------

                             COMMON STOCK -- 97.6%
    CONSUMER DISCRETIONARY -- 11.4%
         32,890  Best Buy (A)                                     $       1,432
         39,010  Carnival (A)                                             1,950
         35,020  Comcast, Cl A*                                           1,029
         62,240  eBay*                                                    2,564
         15,680  EchoStar Communications, Cl A*                             463
         27,446  IAC/InterActiveCorp*                                       696
         13,317  Mohawk Industries*                                       1,069
         10,653  Omnicom Group (A)                                          891
         29,810  Viacom, Cl B                                               984
                                                                  -------------
                                                                         11,078
                                                                  -------------
    CONSUMER STAPLES -- 9.1%
         41,456  CVS                                                      1,203
         57,010  PepsiCo                                                  3,233
         57,630  Procter & Gamble (A)                                     3,427
          7,330  Whole Foods Market                                         985
                                                                  -------------
                                                                          8,848
                                                                  -------------
    ENERGY -- 10.7%
         13,730  Apache                                                   1,033
         13,410  ConocoPhillips                                             937
         65,750  GlobalSantaFe                                            2,999
         39,940  Halliburton                                              2,737
         31,958  Schlumberger Ltd.                                        2,697
                                                                  -------------
                                                                         10,403
                                                                  -------------
    FINANCIALS -- 14.2%
         15,710  AMBAC Financial Group                                    1,132
         22,093  American Express                                         1,269
         65,683  Citigroup                                                2,990
         22,610  Goldman Sachs Group                                      2,749
         74,900  JPMorgan Chase                                           2,541
         26,734  St Paul Travelers                                        1,200
         34,570  Wells Fargo                                              2,025
                                                                  -------------
                                                                         13,906
                                                                  -------------
    HEALTH CARE -- 15.0%
         36,850  Amgen*                                                   2,936
         14,020  Eli Lilly (A)                                              750
          6,671  Genzyme (A)*                                               478
         10,310  Gilead Sciences*                                           503
         45,999  Johnson & Johnson                                        2,911
         41,972  Kinetic Concepts*                                        2,384
        100,521  Pfizer                                                   2,510
         39,184  UnitedHealth Group                                       2,202
                                                                  -------------
                                                                         14,674
                                                                  -------------
    INDUSTRIALS -- 14.6%
         18,630  Apollo Group, Cl A*                                      1,237
         44,930  Danaher (A)                                              2,419
        114,345  General Electric                                         3,850
         14,650  Joy Global (A)                                             739
         15,342  Landstar System*                                           614
         23,702  Pentair                                                    865
         16,870  Union Pacific                                            1,209
         16,850  United Parcel Service, Cl B                              1,165

Bishop Street Funds                                           September 30, 2005

EQUITY FUND                                                          (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Shares/Face                                                       Market
     Amount                                                           Value
      (000)                                                           (000)
----------------                                                  -------------
    INDUSTRIALS (CONTINUED)
         40,990  United Technologies                              $       2,125
                                                                  -------------
                                                                         14,223
                                                                  -------------
    INFORMATION TECHNOLOGY -- 17.7%
         12,510  Analog Devices (A)                                         465
         69,009  Applied Materials*                                       1,170
         62,060  Cisco Systems*                                           1,113
         58,642  Dell*                                                    2,006
         39,990  EMC Corp/Massachusetts*                                    517
         99,530  Intel                                                    2,453
         11,262  International Business Machines                            903
         14,562  Linear Technology                                          547
         16,730  Mercury Interactive* (A)                                   662
        107,444  Microsoft                                                2,765
         21,820  Motorola                                                   482
         37,420  Oracle*                                                    464
         31,780  Paychex                                                  1,178
         34,230  Qualcomm                                                 1,532
         27,966  Symantec*                                                  634
         12,320  Yahoo!*                                                    417
                                                                  -------------
                                                                         17,308
                                                                  -------------
    MATERIALS -- 3.9%
         45,340  Dow Chemical (A)                                         1,889
         39,470  Praxair                                                  1,892
                                                                  -------------
                                                                          3,781
                                                                  -------------
    TELECOMMUNICATIONS -- 1.0%
         28,680  Verizon Communications                                     937
                                                                  -------------
TOTAL COMMON STOCK (Cost $87,657)                                        95,158
                                                                  -------------

                        CORPORATE OBLIGATIONS (B) -- 3.7%
    FINANCIALS -- 3.7%

                 Bank of America
$         1,064  4.018%, 11/01/05                                         1,064
                 Bear Stearns
            532  4.058%, 10/05/05                                           532
                 Bear Stearns MTN (C)
          1,064  4.036%, 01/12/06                                         1,065
                 General Electric Capital MTN (C)
            426  3.989%, 03/29/06                                           425
                 Sigma Finance MTN (C)
            532  3.830%, 07/07/06                                           532
                                                                  -------------
TOTAL CORPORATE OBLIGATIONS (Cost $3,618)                                 3,618
                                                                  -------------

Bishop Street Funds                                           September 30, 2005


EQUITY FUND                                                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

     Face                                                                                 Market
    Amount                                                                                 Value
 (000)/Shares                                                                              (000)
---------------                                                                        -------------
                 CERTIFICATES OF DEPOSIT/BANK NOTES (B)(C) -- 2.2%
                 First Tennessee Bank
$         2,128  3.830%, 03/21/06                                                      $       2,128
                                                                                       -------------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $2,128)                                         2,128
                                                                                       -------------

                           COMMERCIAL PAPER (B)(C) -- 2.2%
                 Morgan Stanley
          2,128  4.018%, 02/15/06                                                              2,128
                                                                                       -------------
TOTAL COMMERCIAL PAPER (Cost $2,128)                                                           2,128
                                                                                       -------------

                               CASH EQUIVALENTS -- 1.6%
        791,078  Dreyfus Cash Management Fund                                                    791
        791,051  Fidelity Institutional Money Market Fund                                        791
                                                                                       -------------
TOTAL CASH EQUIVALENTS (Cost $1,582)                                                           1,582
                                                                                       -------------

                         REPURCHASE AGREEMENT (B) -- 5.1%
                 Lehman Brothers  4.008%, dated 09/30/05, to be repurchased on
                 10/03/05, repurchase price $4,969,394 (collateralized by various mortgage obligations, ranging in par value $12,015,000-$110,493,871,
                 0.000%-18.000%, 10/15/17-07/10/42; with a total market value of
$         4,968  $5,216,227)                                                                   4,968
                                                                                       -------------
TOTAL REPURCHASE AGREEMENT (Cost $4,968)                                                       4,968
                                                                                       -------------

TOTAL INVESTMENTS (COST $102,081)+ -- 112.4%                                                 109,582
                                                                                       -------------

                                 OTHER ASSETS AND LIABILITIES --(12.4)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                                      (12,066)
                                                                                       -------------

NET ASSETS -- 100.0%                                                                   $      97,516
                                                                                       =============

*     NON-INCOME PRODUCING SECURITY

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2005 WAS $12,469,908.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2005 WAS $12,841,660.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2005. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

CL -- CLASS
LTD.-- LIMITED
MTN -- MEDIUM TERM NOTE

+ AT SEPTEMBER 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $102,333, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,615 AND $(5,366), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0300

Bishop Street Funds                                           September 30, 2005

STRATEGIC GROWTH FUND                                                (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
                                                                       Value
     Shares                                                            (000)
 --------------                                                    -------------

                              COMMON STOCK -- 99.0%
    CONSUMER DISCRETIONARY -- 20.7%
         30,200  Apollo Group, Cl A*                               $       2,005
         55,500  Bed Bath & Beyond*                                        2,230
         63,000  Coach*                                                    1,976
         30,600  Federated Department Stores                               2,046
        101,907  Hilton Hotels                                             2,275
         33,200  Lowe's                                                    2,138
         65,400  Nordstrom                                                 2,244
         96,950  Staples                                                   2,067
         42,100  Target                                                    2,186
         33,400  WW Grainger                                               2,101
         42,400  Yum! Brands                                               2,053
                                                                   -------------
                                                                          23,321
                                                                   -------------
    ENERGY -- 4.4%
         70,800  BJ Services                                               2,548
         52,800  XTO Energy                                                2,393
                                                                   -------------
                                                                           4,941
                                                                   -------------
    FINANCIALS -- 15.7%
         38,400  Allstate                                                  2,123
         51,600  Bank of America                                           2,172
         25,400  Capital One Financial                                     2,020
         23,800  Everest Re Group Ltd.                                     2,330
         18,200  Goldman Sachs Group                                       2,213
         21,400  Lehman Brothers Holdings                                  2,493
         41,200  Moody's                                                   2,105
         60,900  Paychex                                                   2,258
                                                                   -------------
                                                                          17,714
                                                                   -------------
    HEALTH CARE -- 20.5%
         27,900  Aetna                                                     2,403
         29,700  Amgen*                                                    2,366
         45,300  Caremark Rx*                                              2,262
         37,000  Express Scripts*                                          2,301
         32,000  Genzyme*                                                  2,292
         51,700  Gilead Sciences*                                          2,521
         28,600  Invitrogen*                                               2,152
         82,800  IVAX*                                                     2,183
         40,000  UnitedHealth Group                                        2,248
         30,600  WellPoint*                                                2,320
                                                                   -------------
                                                                          23,048
                                                                   -------------
    INDUSTRIALS -- 10.0%
        105,600  Cendant                                                   2,179
        124,700  JetBlue Airways*                                          2,195
         28,300  L-3 Communications Holdings                               2,238
         64,000  Norfolk Southern                                          2,596
         39,700  United Technologies                                       2,058
                                                                   -------------
                                                                          11,266
                                                                   -------------
    INFORMATION TECHNOLOGY -- 21.7%
         88,400  Accenture Ltd., Cl A*                                     2,250
         46,200  Apple Computer*                                           2,477
         55,700  Autodesk                                                  2,587
        112,400  Cisco Systems*                                            2,015
         77,800  Hewlett-Packard                                           2,272
         90,900  Intel                                                     2,241

Bishop Street Funds                                           September 30, 2005

STRATEGIC GROWTH FUND                                                (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
                                                                       Value
     Shares                                                            (000)
 --------------                                                   --------------
    INFORMATION TECHNOLOGY (CONTINUED)
         68,500  Jabil Circuit*                                   $       2,118
         92,400  Motorola                                                 2,041
         66,300  Nvidia*                                                  2,273
        175,000  Oracle*                                                  2,168
        154,600  Western Digital*                                         1,999
                                                                  -------------
                                                                         24,441
                                                                  -------------
    MATERIALS -- 4.0%
         69,700  Allegheny Technologies                                   2,159
         55,100  Dow Chemical                                             2,296
                                                                  -------------
                                                                          4,455
                                                                  -------------
    TELECOMMUNICATIONS -- 2.0%
         94,552  Sprint Nextel                                            2,249
                                                                  -------------
TOTAL COMMON STOCK (Cost $91,537)                                       111,435
                                                                  -------------

                               CASH EQUIVALENTS -- 1.2%
        661,131  Dreyfus Cash Management Fund                               661
        661,131  Fidelity Institutional Money Market Fund                   661
                                                                  -------------
TOTAL CASH EQUIVALENTS (Cost $1,322)                                      1,322
                                                                  -------------

TOTAL INVESTMENTS (COST $92,859)+ -- 100.2%                             112,757
                                                                  -------------

                  OTHER ASSETS AND LIABILITIES -- (0.2)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                    (272)
                                                                  -------------

NET ASSETS -- 100.0%                                              $     112,485
                                                                  =============

*     NON-INCOME PRODUCING SECURITY

CL -- CLASS
LTD. -- LIMITED

+ AT SEPTEMBER 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $93,002, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $22,572 AND $(2,817), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0300

Bishop Street Funds                                           September 30, 2005

TAX MANAGED EQUITY FUND                                              (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
                                                                       Value
      Shares                                                           (000)
---------------                                                    -------------

                              COMMON STOCK -- 98.7%
    CONSUMER DISCRETIONARY -- 9.9%
          4,300  Carnival                                          $         215
         12,600  Comcast, Cl A*                                              370
          3,700  eBay*                                                       152
          7,165  Expedia*                                                    142
          8,930  Home Depot                                                  341
          7,165  IAC/InterActiveCorp*                                        182
          4,700  Mohawk Industries*                                          377
          4,000  Omnicom Group                                               334
          2,280  Sears Holdings*                                             284
          6,950  Target                                                      361
         14,750  Time Warner*                                                267
         14,200  Viacom, Cl B                                                469
                                                                   -------------
                                                                           3,494
                                                                   -------------
    CONSUMER STAPLES -- 9.9%
         13,400  Altria Group                                                988
         15,000  CVS                                                         435
         10,180  PepsiCo                                                     577
         11,940  Procter & Gamble                                            710
         12,000  Sysco                                                       377
          9,200  Wal-Mart Stores                                             403
                                                                   -------------
                                                                           3,490
                                                                   -------------
    ENERGY -- 13.2%
          8,820  Chevron                                                     571
          9,200  Devon Energy                                                632
         17,500  Exxon Mobil                                               1,112
         12,730  GlobalSantaFe                                               581
         16,250  Halliburton                                               1,113
          7,850  Schlumberger Ltd.                                           662
                                                                   -------------
                                                                           4,671
                                                                   -------------
    FINANCIALS -- 15.3%
          4,200  Aflac                                                       190
         10,500  Allstate                                                    581
          7,580  American Express                                            435
          3,130  American International Group                                194
         32,400  Citigroup                                                 1,475
          4,300  Goldman Sachs Group                                         523
         12,790  JPMorgan Chase                                              434
          5,760  Merrill Lynch                                               353
         10,970  Wachovia                                                    522
         12,230  Wells Fargo                                                 716
                                                                   -------------
                                                                           5,423
                                                                   -------------
    HEALTH CARE -- 13.3%
         15,400  Amgen*                                                    1,227
          6,200  Eli Lilly                                                   332
          3,670  Genzyme*                                                    263
         16,340  Johnson & Johnson                                         1,034
          4,900  Kinetic Concepts*                                           279
         30,088  Pfizer                                                      751
         14,560  UnitedHealth Group                                          818
                                                                   -------------
                                                                           4,704
                                                                   -------------
    INDUSTRIALS -- 13.2%
          5,690  3M                                                          417

Bishop Street Funds                                           September 30, 2005

TAX MANAGED EQUITY FUND                                              (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                      Market
                                                                      Value
     Shares                                                           (000)
 --------------                                                   -------------
    INDUSTRIALS (CONTINUED)
         11,600  Exelon                                           $         620
          3,330  General Dynamics                                           398
         34,100  General Electric                                         1,148
          4,900  Illinois Tool Works                                        403
          4,000  Joy Global                                                 202
         13,080  Pentair                                                    478
          7,470  Union Pacific                                              536
          8,850  United Technologies                                        459
                                                                  -------------
                                                                          4,661
                                                                  -------------
    INFORMATION TECHNOLOGY -- 17.9%
         23,500  Applied Materials*                                         399
         25,480  Cisco Systems*                                             457
         13,060  Dell*                                                      447
         15,480  EMC Corp/Massachusetts*                                    200
         25,200  Flextronics International Ltd.*                            324
         26,740  Intel                                                      659
          5,400  International Business Machines                            433
          7,570  Linear Technology                                          284
         34,200  Microsoft                                                  880
          8,200  Motorola                                                   181
         13,640  Paychex                                                    506
         10,520  Qualcomm                                                   471
         20,000  Symantec*                                                  453
         10,900  Texas Instruments                                          369
          7,950  Yahoo!*                                                    269
                                                                  -------------
                                                                          6,332
                                                                  -------------
    MATERIALS -- 4.7%
         15,960  Alcoa                                                      390
         11,100  Dow Chemical                                               462
          8,100  EI Du Pont de Nemours                                      317
         10,220  Praxair                                                    490
                                                                  -------------
                                                                          1,659
                                                                  -------------
    TELECOMMUNICATIONS -- 1.3%
         18,000  Vodafone Group ADR*                                        467
                                                                  -------------
TOTAL COMMON STOCK (Cost $28,434)                                        34,901
                                                                  -------------

                              CASH EQUIVALENTS -- 2.4%
        422,811  Dreyfus Cash Management Fund                               423
        422,811  Fidelity Institutional Money Market Fund                   423
                                                                  -------------
TOTAL CASH EQUIVALENTS (Cost $846)                                          846
                                                                  -------------

TOTAL INVESTMENTS (COST $29,280)+ -- 101.1%                              35,747
                                                                  -------------

                 OTHER ASSETS AND LIABILITIES -- (1.1)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                    (386)
                                                                  -------------

NET ASSETS -- 100.0%                                              $      35,361
                                                                  =============

*  NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED


Bishop Street Funds                                           September 30, 2005

TAX MANAGED EQUITY FUND                                              (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

+ AT SEPTEMBER 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $29,280, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,261 AND $(794), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0300

Bishop Street Funds                                           September 30, 2005

HIGH GRADE INCOME FUND                                               (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

      Face                                                             Market
     Amount                                                            Value
     (000)                                                             (000)
----------------                                                  --------------

                   CORPORATE OBLIGATIONS -- 50.1%
    AEROSPACE & DEFENSE -- 1.7%
                 General Dynamics
$         1,000  4.500%, 08/15/10                                 $          993
                 United Technologies
          1,350  6.350%, 03/01/11                                          1,451
                                                                  --------------
                                                                           2,444
                                                                  --------------
    AUTOMOTIVE -- 0.5%
                 DaimlerChrysler NA Holding
            700  8.000%, 06/15/10                                            775
                                                                  --------------
    BANKS -- 1.6%
                 Bank of America
          2,350  4.875%, 01/15/13                                          2,342
                                                                  --------------
    BIOTECHNOLOGY -- 0.9%
                 Boston Scientific
          1,350  4.250%, 01/12/11                                          1,303
                                                                  --------------
    BROADCASTING & CABLE -- 1.9%
                 TCI Communications
          1,400  7.875%, 08/01/13                                          1,619
                 Turner Broadcasting System
            975  8.375%, 07/01/13                                          1,149
                                                                  --------------
                                                                           2,768
                                                                  --------------
    COMPUTER HARDWARE -- 1.0%
                 Dell
          1,325  6.550%, 04/15/08                                          1,381
                                                                  --------------
    FINANCIALS -- 18.6%
                 American General Finance MTN, Ser G
          1,400  5.750%, 03/15/07                                          1,419
                 Bank of America (B)
          3,936  4.018%, 11/01/05                                          3,936
                 Bear Stearns (B)
          1,968  4.058%, 10/05/05                                          1,968
                 Bear Stearns MTN (B)(C)
          3,936  4.036%, 01/12/06                                          3,940
                 Citigroup
            900  6.750%, 12/01/05                                            903
                 Countrywide Home Loans MTN, Ser H
          1,350  6.250%, 04/15/09                                          1,406
                 Ford Motor Credit
          1,400  7.250%, 10/25/11                                          1,329
                 General Electric Capital MTN (B)(C)
          1,574  3.989%, 03/29/06                                          1,576
                 General Electric Capital MTN, Ser A
          2,350  5.450%, 01/15/13                                          2,433
                 Goldman Sachs Group
          2,350  6.600%, 01/15/12                                          2,548
                 JPMorgan Chase
          1,350  3.500%, 03/15/09                                          1,298
                 Morgan Stanley
          1,250  6.600%, 04/01/12                                          1,354
                 Sigma Finance MTN (B)(C)
          1,968  3.830%, 07/07/06                                          1,968

Bishop Street Funds                                           September 30, 2005

HIGH GRADE INCOME FUND                                               (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

      Face                                                             Market
     Amount                                                            Value
     (000)                                                             (000)
---------------                                                   -------------
    FINANCIALS (CONTINUED)
                 Unitrin
$           850  4.875%, 11/01/10                                 $         838
                                                                  -------------
                                                                         26,916
                                                                  -------------
    FOOD & BEVERAGE -- 1.0%
                 ConAgra Foods
          1,325  7.875%, 09/15/10                                         1,482
                                                                  -------------
    GENERAL MERCHANDISE -- 2.6%
                 Target
          1,150  6.350%, 01/15/11                                         1,234
                 Wal-Mart Stores
          2,400  8.000%, 09/15/06                                         2,469
                                                                  -------------
                                                                          3,703
                                                                  -------------
    HEALTH CARE -- 2.1%
                 Johnson & Johnson
          1,400  6.950%, 09/01/29                                         1,744
                 UnitedHealth Group
          1,250  5.200%, 01/17/07                                         1,257
                                                                  -------------
                                                                          3,001
                                                                  -------------
    HOUSEHOLD PRODUCTS -- 0.4%
                 Rubbermaid
            600  6.600%, 11/15/06                                           613
                                                                  -------------
    MACHINERY - INDUSTRIAL -- 2.1%
                 Lennar, Ser B
          1,600  5.500%, 09/01/14                                         1,567
                 Masco
          1,350  5.875%, 07/15/12                                         1,412
                                                                  -------------
                                                                          2,979
                                                                  -------------
    MOVIES & ENTERTAINMENT -- 1.0%
                 Walt Disney MTN
          1,400  6.200%, 06/20/14                                         1,506
                                                                  -------------
    OIL & GAS - EQUIPMENT/SERVICES -- 1.3%
                 Baker Hughes
          1,175  6.000%, 02/15/09                                         1,222
                 Kinder Morgan
            675  6.800%, 03/01/08                                           706
                                                                  -------------
                                                                          1,928
                                                                  -------------
    OIL & GAS - EXPLORATION/PRODUCTION -- 2.3%
                 Anadarko Petroleum
          1,250  7.200%, 03/15/29                                         1,461
                 Ocean Energy
          1,700  7.250%, 10/01/11                                         1,893
                                                                  -------------
                                                                          3,354
                                                                  -------------
    OIL & GAS - INTEGRATED -- 2.4%
                 Atlantic Richfield
          1,385  9.125%, 03/01/11                                         1,666

Bishop Street Funds                                           September 30, 2005

HIGH GRADE INCOME FUND                                               (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

      Face                                                            Market
     Amount                                                            Value
     (000)                                                             (000)
---------------                                                    -------------
    OIL & GAS - INTEGRATED (CONTINUED)
                 Occidental Petroleum
$         1,600  6.750%, 01/15/12                                  $       1,775
                                                                   -------------
                                                                           3,441
                                                                   -------------
    PHARMACEUTICALS -- 1.7%
                 Abbott Laboratories
          2,400  6.400%, 12/01/06                                          2,452
                                                                   -------------
    REAL ESTATE -- 0.8%
                 Post Apartment Homes LP
          1,050  7.700%, 12/20/10                                          1,172
                                                                   -------------
    RETAIL - DRUGS -- 1.5%
                 CVS
          2,200  4.875%, 09/15/14                                          2,154
                                                                   -------------
    RETAIL - FOOD -- 0.6%
                 McDonald's MTN, Ser E
            900  5.950%, 01/15/08                                            927
                                                                   -------------
    SEMI-CONDUCTORS -- 0.9%
                 Duke Energy
          1,275  4.200%, 10/01/08                                          1,255
                                                                   -------------
    TELECOMMUNICATIONS -- 1.4%
                 GTE South, Ser C
            675  6.000%, 02/15/08                                            690
                 New Cingular Wireless Services
          1,350  7.350%, 03/01/06                                          1,366
                                                                   -------------
                                                                           2,056
                                                                   -------------
    TRANSPORTATION SERVICES -- 0.9%
                 FedEx
          1,200  7.250%, 02/15/11                                          1,325
                                                                   -------------
    UTILITIES -- 0.9%
                 Dominion Resources
          1,350  4.125%, 02/15/08                                          1,331
                                                                   -------------
TOTAL CORPORATE OBLIGATIONS (Cost $73,207)                                72,608
                                                                   -------------

                          U.S. TREASURY OBLIGATIONS (A) -- 27.5%
                 U.S. Treasury Bonds
          2,750  7.500%, 11/15/16                                          3,481
          7,000  7.250%, 05/15/16                                          8,659
          3,000  6.375%, 08/15/27                                          3,718
          3,900  6.250%, 08/15/23                                          4,663
          1,000  6.250%, 05/15/30                                          1,242
          1,050  6.000%, 02/15/26                                          1,238
          4,025  5.375%, 02/15/31                                          4,509
          1,500  5.250%, 11/15/28                                          1,634
                 U.S. Treasury Notes
            200  6.500%, 02/15/10                                            218
          2,500  4.375%, 05/15/07                                          2,508
          1,350  4.375%, 08/15/12                                          1,358
          1,400  4.250%, 08/15/15                                          1,391
          1,200  4.000%, 02/15/14                                          1,173
          1,200  4.000%, 02/15/15                                          1,168

Bishop Street Funds                                           September 30, 2005

HIGH GRADE INCOME FUND                                               (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

      Face                                                             Market
     Amount                                                             Value
     (000)                                                              (000)
---------------                                                     ------------
$         3,000  2.375%, 08/15/06                                   $      2,957
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,253)                            39,917
                                                                    ------------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.5%
                 FHLB
            200  6.875%, 08/13/10                                            220
          1,350  5.375%, 02/15/07                                          1,367
          1,400  4.750%, 08/13/10                                          1,412
          1,400  4.100%, 06/13/08                                          1,381
          1,000  3.875%, 07/24/09                                            979
          1,750  3.875%, 02/12/10 (A)                                      1,707
          1,800  3.750%, 08/15/08 (A)                                      1,765
          2,500  3.375%, 02/15/08 (A)                                      2,441
            200  2.625%, 02/16/07                                            195
                 FHLMC
          1,400  5.200%, 03/05/19                                          1,384
          2,400  5.125%, 10/15/08 (A)                                      2,447
          1,400  4.750%, 05/06/13                                          1,367
          1,500  4.625%, 08/15/08                                          1,498
          1,350  4.375%, 07/30/09                                          1,327
          1,400  4.375%, 03/01/10 (A)                                      1,384
                 FHLMC MTN
          2,800  4.850%, 12/01/09                                          2,795
          1,000  3.650%, 05/07/08                                            981
                 FNMA
          3,600  7.250%, 01/15/10                                          3,977
          1,400  4.400%, 03/08/10                                          1,384
            800  3.875%, 11/17/08                                            785
          1,000  3.670%, 02/17/09 (C)                                        996
          2,700  2.540%, 01/12/07                                          2,639
            625  2.350%, 03/30/09 (D)                                        621
            500  2.000%, 01/15/06                                            497
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,815)                   35,549
                                                                    ------------

                         COMMERCIAL PAPER (B)(C) -- 5.4%
                 Morgan Stanley
          7,872  4.018%, 02/15/06                                          7,872
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $7,872)                                       7,872
                                                                    ------------

              CERTIFICATES OF DEPOSIT/BANK NOTES (B)(C) -- 5.4%
    FINANCIALS -- 5.4%
                 First Tennessee Bank
          7,872  3.830%, 03/21/06                                          7,872
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $7,872)                     7,872
                                                                    ------------

            U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 3.3%
                 FHLMC
             85  3.500%, 05/01/08                                             82
          1,290  3.500%, 06/01/09                                          1,248
                 FHLMC, Ser 2764, Cl PH
          1,236  4.000%, 09/15/19                                          1,230
                 FHLMC, Ser 2922, Cl QE
          1,000  5.000%, 05/15/34                                            968
                 FNMA
          1,240  3.500%, 08/01/10                                          1,193
                                                                    ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,829)            4,721
                                                                    ------------

Bishop Street Funds                                           September 30, 2005


HIGH GRADE INCOME FUND                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Shares/Face                                                                            Market
     Amount                                                                                Value
     (000)                                                                                 (000)
---------------                                                                        -------------
                                CASH EQUIVALENTS -- 1.8%
      1,235,605  Dreyfus Cash Management Fund                                          $       1,236
      1,235,605  Fidelity Institutional Money Market Fund                                      1,236
                                                                                       -------------
TOTAL CASH EQUIVALENTS (Cost $2,472)                                                           2,472
                                                                                       -------------

                   COLLATERALIZED MORTGAGE OBLIGATION -- 0.9%
                 Citicorp Mortgage Securities, Ser 2003-11, Cl 2A8
$         1,277  5.500%, 12/25/33                                                              1,283
                                                                                       -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION (Cost $1,311)                                         1,283
                                                                                       -------------

                                    MUNICIPAL BOND -- 0.3%
                 California State, GO
            500  4.750%, 06/01/35                                                                501
                                                                                       -------------
TOTAL MUNICIPAL BOND (Cost $504)                                                                 501
                                                                                       -------------

                        REPURCHASE AGREEMENT (B) -- 12.7%
                 Lehman Brothers 4.008%, dated 09/30/05, to be repurchased on
                 10/03/05, repurchase price $18,385,743 (collateralized by various mortgage obligations, ranging in par value $12,015,000-$110,493,871,
                 0.000%-18.000%, 10/15/17-07/10/42; with a total market value of
         18,380  $18,385,743)                                                                 18,380
                                                                                       -------------
TOTAL REPURCHASE AGREEMENT (Cost $18,380)                                                     18,380
                                                                                       -------------

TOTAL INVESTMENTS (COST $189,515)+ -- 131.9%                                                 191,175
                                                                                       -------------

                                OTHER ASSETS AND LIABILITIES -- (31.9)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                                      (46,189)
                                                                                       -------------

NET ASSETS -- 100.0%                                                                   $     144,986
                                                                                       =============

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2005 WAS $46,397,037.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2005 WAS $47,511,520.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2005. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(D) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2005.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SER -- SERIES

+ AT SEPTEMBER 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $189,515, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,351 AND $(1,691), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0300


Bishop Street Funds                                           September 30, 2005

HAWAII MUNICIPAL BOND FUND                                           (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                           Market
   Amount                                                                           Value
   (000)                                                                            (000)
------------                                                                    ------------
                                MUNICIPAL BONDS -- 98.7%
   ARKANSAS -- 2.7%
               Alma, School District No. 30, Construction Project, Ser D,GO
$      1,015   4.800%, 01/01/33                                                 $      1,018
               Alma, School District No. 30, Refunding & Construction
               Project,
               Ser C, GO
       2,000   4.875%, 01/01/33                                                        2,012
       1,000   4.750%, 01/01/29                                                        1,004
               Lincoln, School District No. 48, Construction Project, GO
         430   4.875%, 02/01/34                                                          432
               Osceola, School District No. 001, Construction Project, GO
         395   4.800%, 11/01/34                                                          395
                                                                                ------------
                                                                                       4,861
                                                                                ------------
   CALIFORNIA -- 4.2%
               California State, GO
       1,000   5.000%, 02/01/33                                                        1,035
       1,275   5.000%, 08/01/33                                                        1,323
       1,500   4.750%, 06/01/35                                                        1,504
               Coast, Unified School District, School Facilities District
               1-B, GO,
               FSA Insured
       1,610   5.050%, 08/01/40                                                          286
               Highland, Redevelopment Agency, Project Area No. 1 Tax
               Allocation, RB, AMBAC Insured
       1,440   5.650%, 12/01/24                                                        1,688
               La Mesa-Spring Valley, School District, Electric of 2002
               Project,
               Ser B, GO, FGIC Insured
         630   5.250%, 08/01/27                                                          221
               San Bernardino, Community College District, GO, FSA
               Insured
       1,060   5.000%, 08/01/21                                                          514
               San Francisco, Bay Area Transit Financing Authority, Ser
               A, RB, MBIA Insured
       1,000   4.500%, 07/01/30                                                          984
                                                                                ------------
                                                                                       7,555
                                                                                ------------
   FLORIDA -- 0.3%
               Leesburg, Utilities, RB, FGIC Insured
         500   5.000%, 10/01/34                                                          523
                                                                                ------------
   HAWAII -- 76.2%
               Hawaii County, Refunding & Improvement Project, Ser A, GO,
               FGIC Insured
         450   5.600%, 05/01/12                                                          503
         430   5.600%, 05/01/13                                                          485
         400   5.550%, 05/01/09                                                          431
               Hawaii County, Ser A, GO, MBIA Insured
       1,470   5.000%, 07/15/24                                                        1,551
               Hawaii County, Ser A, GO, FGIC Insured
         630   5.500%, 07/15/12                                                          696
               Hawaii County, Ser A, GO, FSA Insured
       1,000   5.625%, 05/15/19                                                        1,080
         500   5.400%, 05/15/15                                                          538
       1,000   5.250%, 05/15/11                                                        1,074
       1,000   5.000%, 07/15/23                                                        1,053
               Hawaii County, Ser A, GO, MBIA Insured
       1,055   5.250%, 07/15/18                                                        1,158
       1,205   5.000%, 07/15/15                                                        1,309
               Hawaii State, Airport System, RB, AMT, FGIC Insured
       3,235   5.750%, 07/01/17                                                        3,534
         280   5.250%, 07/01/21                                                          292
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM
          60   6.900%, 07/01/12                                                           68

Bishop Street Funds                                           September 30, 2005

HAWAII MUNICIPAL BOND FUND                                           (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

     Face                                                                       Market
    Amount                                                                      Value
     (000)                                                                      (000)
 -------------                                                              --------------
   HAWAII (CONTINUED)
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
               MBIA Insured
$      1,505   6.900%, 07/01/12                                             $      1,703
               Hawaii State, Airport System, Ser B, RB, AMT, FGIC Insured
       1,500   6.625%, 07/01/18                                                    1,685
       2,500   6.500%, 07/01/14                                                    2,812
         100   6.000%, 07/01/19                                                      109
               Hawaii State, Department of Budget & Finance, Electric
               Company & Subsidiary Project, Ser A, RB, AMT, FGIC Insured
       1,500   4.800%, 01/01/25                                                    1,509
               Hawaii State, Department of Budget & Finance, Electric
               Company & Subsidiary Project, Ser B, RB, AMT, XLCA Insured
       1,000   5.000%, 12/01/22                                                    1,037
               Hawaii State, Department of Budget & Finance, Hawaiian
               Electric, Ser A, RB, AMT, AMBAC Insured
         460   5.100%, 09/01/32                                                      471
               Hawaii State, Department of Budget & Finance, Hawaiian
               Electric, Ser A, RB, AMT, MBIA Insured
         785   6.200%, 05/01/26                                                      805
       3,810   5.650%, 10/01/27                                                    4,141
               Hawaii State, Department of Budget & Finance, Hawaiian
               Electric, Ser C, RB, AMT, AMBAC Insured
       1,000   6.200%, 11/01/29                                                    1,108
               Hawaii State, Department of Budget & Finance, Kapiolani
               Health Care System Project, RB, Pre-Refunded @ 102 (A)
         100   6.250%, 07/01/06                                                      104
               Hawaii State, Department of Budget & Finance, Queens
               Health Systems, Ser B, RB, MBIA Insured
         750   5.250%, 07/01/11                                                      790
       1,445   5.250%, 07/01/12                                                    1,523
       1,275   5.250%, 07/01/13                                                    1,344
       1,000   5.250%, 07/01/14                                                    1,054
               Hawaii State, Harbor Capital Improvement, RB, AMT, MBIA
               Insured
       2,000   5.500%, 07/01/27                                                    2,065
         545   5.400%, 07/01/09                                                      574
               Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
       2,025   5.750%, 07/01/17                                                    2,197
         670   5.750%, 07/01/29                                                      719
       1,210   5.700%, 07/01/16                                                    1,311
       1,000   5.600%, 07/01/15                                                    1,084
               Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
         200   5.500%, 07/01/19                                                      215
               Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
       1,000   5.000%, 01/01/13                                                    1,071
               Hawaii State, Highway, RB
       1,000   6.000%, 07/01/08                                                    1,073
       2,000   6.000%, 07/01/09                                                    2,194
               Hawaii State, Highway, RB, FGIC Insured, Pre-Refunded @
               101 (A)
         405   5.000%, 07/01/08                                                      429
               Hawaii State, Highway, RB, Pre-Refunded @ 102 (A)
         375   5.250%, 07/01/06                                                      389
               Hawaii State, Highway, Ser A, RB, FSA Insured
       1,000   5.000%, 07/01/20                                                    1,069
               Hawaii State, Highway, Ser B, RB, FSA Insured
       3,500   5.000%, 07/01/15                                                    3,828
       2,000   5.000%, 07/01/16                                                    2,178
               Hawaii State, Housing, Finance & Development,
               Single-Family Housing, Ser A, RB, AMT, FNMA Collateral
         710   5.750%, 07/01/30                                                      713
         905   5.400%, 07/01/30                                                      918
         165   5.250%, 07/01/13                                                      170
               Hawaii State, Housing, Finance & Development,
               Single-Family Housing, Ser B, RB, FNMA Collateral
       1,000   5.450%, 07/01/17                                                    1,030
               Hawaii State, Housing, Finance & Development, University
               of Hawaii Faculty Housing Project, RB, AMBAC Insured

Bishop Street Funds                                           September 30, 2005

HAWAII MUNICIPAL BOND FUND                                           (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                                 Market
   Amount                                                                                 Value
   (000)                                                                                  (000)
------------                                                                          ------------
   HAWAII (CONTINUED)
$        700   5.650%, 10/01/16                                                       $        710
         415   5.000%, 10/01/06                                                                421
         395   4.850%, 10/01/05                                                                395
               Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC Insured
       1,475   5.250%, 05/01/13                                                              1,573
       1,000   5.000%, 05/01/08                                                              1,044
       1,000   5.000%, 05/01/14                                                              1,059
       1,100   5.000%, 05/01/15                                                              1,165
       1,500   5.000%, 05/01/16                                                              1,587
       1,000   5.000%, 05/01/17                                                              1,058
         500   5.000%, 05/01/18                                                                528
               Hawaii State, No. 1 Capitol District State Office, COP, MBIA Insured
       1,000   5.200%, 05/01/14                                                              1,060
         175   5.000%, 05/01/11                                                                187
               Hawaii State, Pacific Health Special Purpose, Ser A, RB
         615   5.600%, 07/01/33                                                                643
               Hawaii State, Ser CL, GO
       1,000   6.000%, 03/01/09                                                              1,087
               Hawaii State, Ser CL, GO, MBIA Insured
         555   6.000%, 03/01/08                                                                592
               Hawaii State, Ser CM, GO, FGIC Insured
       2,000   6.500%, 12/01/13                                                              2,397
         500   6.000%, 12/01/09                                                                553
       1,500   6.000%, 12/01/11                                                              1,707
               Hawaii State, Ser CN, GO, FGIC Insured, Pre-Refunded @ 102 (A)
         540   5.250%, 03/01/07                                                                568
               Hawaii State, Ser CP, GO, FGIC Insured
          90   5.000%, 10/01/16                                                                 94
               Hawaii State, Ser CR, GO, MBIA Insured, Pre-Refunded @ 101 (A)
       2,770   5.250%, 04/01/08                                                              2,943
       1,000   4.750%, 04/01/08                                                              1,050
               Hawaii State, Ser CU, GO, MBIA Insured
         475   5.750%, 10/01/11                                                                510
         550   5.750%, 10/01/12                                                                608
               Hawaii State, Ser CU, GO, MBIA Insured, Pre-Refunded @ 100 (A)
          25   5.750%, 10/01/10                                                                 27
               Hawaii State, Ser CV, GO, FGIC Insured
       1,000   5.250%, 08/01/21                                                              1,080
               Hawaii State, Ser CX, GO, FSA Insured
       1,000   5.500%, 02/01/21                                                              1,090
               Hawaii State, Ser DF, GO, AMBAC Insured
       2,000   5.000%, 07/01/25                                                              2,118
               Hawaii State, Ser DG, GO, AMBAC Insured
       2,000   5.000%, 07/01/17                                                              2,165
               Hawaii State, University of Hawaii, Ser A, RB, FGIC
               Insured
         500   5.500%, 07/15/21                                                                548
         500   5.125%, 07/15/32                                                                523
               Hawaii State, University of Hawaii, Ser B, RB, FSA Insured
         320   5.250%, 10/01/16                                                                345
         775   5.250%, 10/01/17                                                                834
               Honolulu City & County, Board of Water Supply, Ser A, RB,
               FGIC Insured
       2,000   5.000%, 07/01/33                                                              2,085
               Honolulu City & County, FHA-Smith-Beretania, Ser 8A, RB,
               MBIA Insured
       1,000   5.450%, 01/01/25                                                              1,000
               Honolulu City & County, GO
       1,320   5.400%, 09/27/07                                                              1,378
               Honolulu City & County, GO, ETM
         230   6.000%, 12/01/09                                                                255
               Honolulu City & County, Ser A, GO
          55   6.000%, 01/01/10                                                                 61
               Honolulu City & County, Ser A, GO, ETM
         500   6.000%, 01/01/09                                                                544
          95   6.000%, 01/01/10                                                                105

Bishop Street Funds                                           September 30, 2005

HAWAII MUNICIPAL BOND FUND                                           (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                                 Market
   Amount                                                                                 Value
   (000)                                                                                  (000)
------------                                                                          ------------
   HAWAII (CONTINUED)
               Honolulu City & County, Ser A, GO, MBIA Insured
$      1,000   5.250%, 03/01/27                                                       $      1,069
         500   5.250%, 03/01/28                                                                533
       1,000   5.000%, 07/01/14                                                              1,093
               Honolulu City & County, Ser B, GO, ETM, FGIC Insured
         635   5.500%, 10/01/11                                                                707
               Honolulu City & County, Ser B, GO, FGIC Insured,
               Pre-Refunded @ 101 (A)
       2,000   5.125%, 07/01/09                                                              2,156
               Honolulu City & County, Ser B, GO, MBIA Insured
         825   5.000%, 07/01/13                                                                899
               Honolulu City & County, Ser C, GO, FGIC Insured
         125   5.500%, 11/01/07                                                                131
       1,200   5.125%, 07/01/11                                                              1,287
       1,100   5.125%, 07/01/15                                                              1,179
       4,150   5.000%, 07/01/19                                                              4,390
               Honolulu City & County, Ser D, GO, AMT, FGIC Insured
         245   4.850%, 02/01/10                                                                258
               Honolulu City & County, Ser D, GO, MBIA Insured
         885   5.000%, 07/01/19                                                                949
               Honolulu City & County, Waipahu Towers Project, Ser A, RB, AMT,
               GNMA Collateral
         200   6.900%, 06/20/35                                                                204
               Honolulu City & County, Waste Water, 2nd Board Resolution, Junior
               Ser, RB, FGIC Insured
       1,000   5.250%, 07/01/12                                                              1,075
         900   5.250%, 07/01/13                                                                968
       1,000   5.250%, 07/01/17                                                              1,072
       2,500   5.250%, 07/01/18                                                              2,679
       1,000   5.000%, 07/01/23                                                              1,048
               Honolulu City & County, Waste Water, Senior Ser A, RB,
               FGIC Insured
       3,000   5.000%, 07/01/35                                                              3,128
               Kauai County, Public Improvement, Ser B, GO, MBIA Insured
         175   5.200%, 08/01/15                                                                183
         165   5.150%, 08/01/14                                                                172
         155   5.100%, 08/01/13                                                                162
         120   5.050%, 08/01/12                                                                125
         140   5.000%, 08/01/11                                                                146
         135   4.950%, 08/01/10                                                                141
         100   4.850%, 08/01/09                                                                104
         120   4.750%, 08/01/08                                                                124
               Kauai County, Ser A, GO, FGIC Insured, Pre-Refunded @ 100 (A)
       5,000   6.250%, 08/01/10                                                              5,657
               Kauai County, Ser A, GO, MBIA Insured
         750   5.625%, 08/01/18                                                                822
               Maui County, GO, MBIA Insured
       3,000   5.000%, 03/01/14                                                              3,266
       1,100   5.000%, 03/01/24                                                              1,163
       1,450   3.800%, 03/01/16                                                              1,437
               Maui County, Ser A, GO
         485   5.375%, 03/01/12                                                                529
               Maui County, Ser A, GO, FGIC Insured
         150   5.000%, 03/01/13                                                                157
               Maui County, Ser A, GO, FGIC Insured, Pre-Refunded @ 101 (A)
         100   5.125%, 03/01/08                                                                106
          50   5.000%, 03/01/08                                                                 53
               Maui County, Ser A, GO, MBIA Insured
       1,840   5.000%, 03/01/20                                                              1,930
               Maui County, Ser B, GO, MBIA Insured

Bishop Street Funds                                           September 30, 2005

HAWAII MUNICIPAL BOND FUND                                           (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face                                                                                Market
   Amount                                                                               Value
   (000)                                                                                (000)
------------                                                                         ------------
   HAWAII (CONTINUED)
$        500   5.000%, 09/01/17                                                      $        538
                                                                                     ------------
                                                                                          136,531
                                                                                     ------------
   ILLINOIS -- 2.0%
               Illinois State, Educational Facilities Authority,
               Northwestern University, RB
         670   5.000%, 12/01/38                                                               691
               Schaumburg, Ser B, GO, FGIC Insured
       2,750   5.000%, 12/01/38                                                             2,860
                                                                                     ------------
                                                                                            3,551
                                                                                     ------------
   INDIANA -- 0.8%
               Elkhart, Community School Building Company, First Meeting, RB,
               XLCA Insured
       1,500   4.500%, 07/15/24                                                             1,506
                                                                                     ------------
   KENTUCKY -- 0.6%
               Kenton County, Airport Board, Ser C, RB, AMT, MBIA Insured
       1,000   5.000%, 03/01/10                                                             1,053
                                                                                     ------------
   NEW YORK -- 0.6%
               New York, Transitional Financing Authority, Ser C, RB
       1,000   5.000%, 02/01/33                                                             1,037
                                                                                     ------------
   PUERTO RICO -- 6.8%
               Commonwealth of Puerto Rico, GO, MBIA Insured
       1,500   6.500%, 07/01/10                                                             1,709
         500   6.500%, 07/01/14                                                               604
               Commonwealth of Puerto Rico, Public Improvement, GO,
               FSA Insured
         435   5.000%, 07/01/21                                                               461
               Commonwealth of Puerto Rico, Public Improvement, Ser A, GO
       1,000   5.000%, 07/01/27                                                             1,032
               Puerto Rico, Electric Power Authority, Ser DD, RB, FSA Insured
       1,000   5.000%, 07/01/28                                                             1,034
               Puerto Rico, Electric Power Authority, Ser HH, RB, FSA Insured
         500   5.250%, 07/01/29                                                               537
               Puerto Rico, Housing, Banking & Financing Agency, Single-Family
               Mortgage, Affordable Housing Mortgage, Portfolio I, RB, AMT,
               GNMA/FNMA/FHLMC Collateral
         180   6.100%, 10/01/15                                                               183
               Puerto Rico, Housing Financing Authority, Capital Funding Program,
               RB
       4,360   5.000%, 12/01/16                                                             4,649
               Puerto Rico, Industrial Tourist Educational Medical Environmental
               Control Facilities, Hospital Auxilio Mutuo Obligation Group, Ser A,
               RB, MBIA Insured
         300   6.250%, 07/01/24                                                               306
               Puerto Rico, University of Puerto Rico, Ser O, RB, MBIA Insured
       1,500   5.750%, 06/01/19                                                             1,642
                                                                                     ------------
                                                                                           12,157
                                                                                     ------------
   TEXAS -- 3.1%
               Harris County, Houston Texas Sports Authority, Ser A,
               Special RB, MBIA Insured
       5,000   5.400%, 11/15/40                                                               725
               Leander, Independent School District, GO, FGIC Insured
      12,000   5.170%, 08/15/23                                                             4,875
                                                                                     ------------
                                                                                            5,600
                                                                                     ------------

Bishop Street Funds                                           September 30, 2005

HAWAII MUNICIPAL BOND FUND                                           (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS


    Face                                                                               Market
   Amount                                                                               Value
(000)/Shares                                                                            (000)
------------                                                                         ------------
   WASHINGTON -- 1.4%
               Washington State, University of Washington, RB, FSA
               Insured
$      2,315   5.000%, 06/01/23                                                      $      2,448
                                                                                     ------------
TOTAL MUNICIPAL BONDS (Cost $170,665)                                                     176,822
                                                                                     ------------

                                CASH EQUIVALENTS -- 0.3%
     285,626   Dreyfus Tax-Exempt Cash Management Fund                                        286
     285,626   Fidelity Institutional Money Market Tax-Exempt Fund                            286
                                                                                     ------------
TOTAL CASH EQUIVALENTS (Cost $572)                                                            572
                                                                                     ------------

TOTAL INVESTMENTS (COST $171,237)+ -- 99.0%                                               177,394
                                                                                     ------------

                          OTHER ASSETS AND LIABILITIES -- 1.0%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                                     1,765
                                                                                     ------------

NET ASSETS -- 100.0%                                                                 $    179,159
                                                                                     ============

(A)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FHA -- FEDERAL HOUSING ADMINISTRATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL

+ AT SEPTEMBER 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $171,176, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,663 AND $(445), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0300


Bishop Street Funds                                           September 30, 2005

MONEY MARKET FUND                                                    (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

      Face
     Amount                                                           Value
      (000)                                                           (000)
---------------                                                    -------------

                           COMMERCIAL PAPER (B) -- 46.0%
    AUTO FINANCE -- 4.3%
                 BMW Vehicle Lease Trust
$         9,500  3.851%, 10/03/05                                  $       9,498
                                                                   -------------
    BANKS -- 28.6%
                 ANZ
          5,000  3.532%, 10/19/05                                          4,991
          3,000  3.557%, 10/21/05                                          2,994
                 Bank of Montreal
          8,000  3.602%, 10/03/05                                          7,999
                 Danske Bank
          2,000  3.770%, 10/25/05                                          1,995
          2,500  3.952%, 12/12/05                                          2,480
                 Lloyds TSB Bank
          8,500  3.692%, 10/17/05                                          8,486
                 Royal Bank of Scotland
          7,400  3.526%, 10/04/05                                          7,398
                 Societe Generale
          9,500  3.793%, 10/07/05                                          9,494
                 UBS Finance
          9,500  3.861%, 10/03/05                                          9,498
                 Westpack Banking
          6,000  3.481%, 10/11/05                                          5,994
          2,000  3.571%, 10/17/05                                          1,997
                                                                   -------------
                                                                          63,326
                                                                   -------------
    FINANCIALS -- 13.1%
                 ABN-Amro North America Finance
          7,000  3.549%, 10/11/05                                          6,993
          2,500  3.563%, 10/24/05                                          2,494
                 Cafco
          6,000  3.520%, 10/12/05                                          5,994
                 CBA Finance
          6,500  3.636%, 10/24/05                                          6,485
          1,225  3.872%, 12/13/05                                          1,216
                 Charta
          6,000  3.561%, 10/17/05                                          5,991
                                                                   -------------
                                                                          29,173
                                                                   -------------
TOTAL COMMERCIAL PAPER (Cost $101,997)                                   101,997
                                                                   -------------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.8%
                 FHLB
         10,000  3.520%, 10/26/05                                          9,975
                 FHLMC
         10,000  3.530%, 10/18/05                                          9,984
         10,000  3.590%, 11/01/05                                          9,970
          8,400  3.526%, 11/03/05 (B)                                      8,373
                 FNMA
         10,000  3.407%, 10/19/05                                          9,983
                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $48,285)                   48,285
                                                                   -------------

                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 17.5%
                 Barclays Capital New York
          8,000  3.760%, 11/01/05                                          8,000
                 Citigroup
          4,500  3.735%, 11/16/05                                          4,500

Bishop Street Funds                                           September 30, 2005

MONEY MARKET FUND                                                    (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

    Face
   Amount                                                                                  Value
    (000)                                                                                  (000)
---------------                                                                        -------------
                 Deutsche Bank
$         8,500  3.960%, 12/27/05                                                      $       8,500
                 Dresdner Funding Trust I
          8,500  3.780%, 10/03/05                                                              8,500
                 Wells Fargo Bank
          9,200  3.760%, 10/18/05                                                              9,200
                                                                                       -------------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $38,700)                                       38,700
                                                                                       -------------

                       ASSET BACKED SECURITIES -- 7.3%
    AUTO FINANCE -- 3.3%
                 Americredit Automobile Receivables Trust, Ser 2005-CF, Cl A1
          4,000  3.845%, 09/06/06                                                              4,000
                 Daimler Chrysler Auto Trust, Ser 2005-B, Cl A1 (C)
            795  3.260%, 05/08/06                                                                795
                 Honda Auto Receivables Owner Trust, Ser 2005-4 Cl A1
          2,591  3.827%, 08/21/06                                                              2,591
                                                                                       -------------
                                                                                               7,386
                                                                                       -------------
    MORTGAGE RELATED -- 2.2%
                 Lothian Mortgages, Ser 4A, Cl A1 (A)(C)
          3,350  3.820%, 01/24/06                                                              3,350
                 Permanent Financing, Ser 7, Cl 1A (A)
          1,540  3.688%, 03/10/06                                                              1,540
                                                                                       -------------
                                                                                               4,890
                                                                                       -------------
    OTHER -- 1.8%
                 GE Commercial Equipment Financing, Ser 2005-1A, Cl  A1 (C)
          4,000  3.994%, 09/22/06                                                              4,000
                                                                                       -------------
TOTAL ASSET BACKED SECURITIES (Cost $16,276)                                                  16,276
                                                                                       -------------

                     CORPORATE OBLIGATIONS (A) -- 4.9%
    FINANCIALS -- 4.9%
                 American Express Centurion
          3,500  3.798%, 02/28/06                                                              3,500
                 Credit Suisse First Boston
          3,000  3.800%, 12/08/05                                                              3,000
                 General Electric Capital
          2,300  3.804%, 10/06/06                                                              2,300
                 General Electric Capital MTN
          2,000  3.889%, 09/15/06                                                              2,000
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS (Cost $10,800)                                                    10,800
                                                                                       -------------

                     REPURCHASE AGREEMENT -- 2.7%
                 Lehman Brothers  3.100%, dated 09/30/05, to be repurchased on
                 10/03/05, repurchase price $6,001,550 (collateralized by various U.S.
                 Treasury Obligations, ranging in par value $765,000-$5,259,000,
                 4.000%-14.000%, 03/15/10-11/15/11; with a total market value of
          6,000  $6,121,635)                                                                   6,000
                                                                                       -------------
TOTAL REPURCHASE AGREEMENT (Cost $6,000)                                                       6,000
                                                                                       -------------

TOTAL INVESTMENTS (COST $222,058)+ -- 100.2%                                                 222,058
                                                                                       -------------

                                 OTHER ASSETS AND LIABILITIES -- (0.2)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                                         (404)
                                                                                       -------------

Bishop Street Funds                                           September 30, 2005

MONEY MARKET FUND                                                    (UNAUDITED)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

NET ASSETS -- 100.0%                                               $     221,654
                                                                   =============

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2005. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(B)   REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.

(C) SECURITIES SOLD WITHIN THE TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXCEPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". AS OF SEPTEMBER 30, 2005, THE TOTAL VALUE OF THESE SECURITIES WAS $8,144,679, REPRESENTING 3.67% OF THE FUND'S NET ASSETS.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0300

Bishop Street Funds                                           September 30, 2005

TREASURY MONEY MARKET FUND                                                               (UNAUDITED)
-------------------------------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

     Face
     Amount                                                                                Value
     (000)                                                                                 (000)
---------------                                                                        -------------

                       U.S. TREASURY OBLIGATIONS (A) -- 92.7%
                 U.S. Treasury Bills
$        25,000  3.110%, 10/06/05                                                      $      24,989
         15,000  3.183%, 10/13/05                                                             14,984
         25,000  3.252%, 10/20/05                                                             24,957
         45,000  3.293%, 11/03/05                                                             44,864
         40,000  3.455%, 11/10/05                                                             39,850
         15,000  3.465%, 11/17/05                                                             14,933
         30,000  3.501%, 12/01/05                                                             29,826
         20,000  3.420%, 12/22/05                                                             19,846
         10,000  3.557%, 01/05/06                                                              9,906
         10,000  3.589%, 01/19/06                                                              9,891
                                                                                       -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $234,046)                                              234,046
                                                                                       -------------

                           REPURCHASE AGREEMENT -- 7.6%
                 Lehman Brothers 3.100%, dated 09/30/05, to be repurchased on
                 10/03/05, repurchase price $19,104,934 (collateralized by various
                 U.S. Treasury Obligations, ranging in par value $9,199,000-
                 $9,840,000, 3.875%-6.875%, 05/15/06-07/31/07; with a total market
         19,100  value of $19,485,550)                                                        19,100
                                                                                       -------------
TOTAL REPURCHASE AGREEMENT (Cost $19,100)                                                     19,100
                                                                                       -------------

TOTAL INVESTMENTS (COST $253,146)+ -- 100.3%                                                 253,146
                                                                                       -------------

                  OTHER ASSETS AND LIABILITIES -- (0.3)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                                         (716)
                                                                                       -------------

NET ASSETS -- 100.0%                                                                   $     252,430
                                                                                       =============

(A)   REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

BSF-QH-001-0300

Bishop Street Funds                                          September 30, 2005

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Bishop Street Funds


By (Signature and Title)*                /s/ Robert A. Nesher
                                         ---------------------------------------
                                         Robert A. Nesher
                                         President

Date: November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Robert A. Nesher
                                         ------------------------
                                         Robert A. Nesher
                                         President

Date: November 23, 2005

By (Signature and Title)*                /s/ Michael Lawson
                                         ------------------------
                                         Michael Lawson
                                         Treasurer and Controller

Date: November 23 , 2005

* Print the name and title of each signing officer under his or her signature.